Critical accounting estimates and assumptions (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Critical accounting estimates and assumptions
Cash and cash equivalents	$ 515,589	$ 514,078	$ 508,609	$ 916,488